Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	May 01, 2019	Nov. 01, 2018	Oct. 31, 2018	Jul. 31, 2018	May 01, 2018	Nov. 01, 2017
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	$ 52,555			$ 56,996
Derivative liabilities	53,569			$ 48,270
Netted Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	500	$ 600	$ 500		$ 700	$ 700	$ 900
Derivative liabilities	$ 1,400	$ 1,500	$ 1,200		$ 1,500	$ 1,400	$ 1,900